Segment Information	12 Months Ended
Dec. 31, 2012
SEGMENT INFORMATION [Abstract]
Segment Information

20. SEGMENT INFORMATION

The Group has determined that it currently operates in the following principal reportable segments: (1) Consumer and (2) Enterprise.

For the year ended December 31, 2012
	Consumer	Enterprise	Consolidated
	US$	US$	US$
Net Revenues
Consumer Mobile Security	67,938	—	67,938
Enterprise Mobility	—	12,552	12,552
Mobile Games and Advertising	664	—	664
Other Services	10,614	—	10,614

Total Net Revenues	79,216	12,552	91,768

Cost of revenues	(16,352)	(9,387)	(25,739)

Gross profit	62,864	3,165	66,029

Operating expenses:
Sales and marketing	(16,917)	(479)	(17,396)
General and administrative	(35,977)	(799)	(36,776)
Research and development	(8,995)	(590)	(9,585)

Total operating expenses	(61,889)	(1,868)	(63,757)

Income from operations	975	1,297	2,272

Interest income/(expense)	3,207	(14)	3,193
Foreign currency exchange gain	67	—	67
Gain on change of interest in an associate	943	—	943
Other income/(expense), net	3,374	(10)	3,364

Income before income taxes	8,566	1,273	9,839

Income tax expense	(331)	(89)	(420)
Share of profit from an associate	543	—	543

Net income	8,778	1,184	9,962

Net income attributable to non-controlling interest	—	(532)	(532)
Net income attributable to NQ Mobile Inc.	8,778	652	9,430

Net income attributable to common shareholders	8,778	652	9,430

The major assets by segment as of December 31, 2012 are as follows:

As of December 31, 2012
	Consumer	Enterprise	Consolidated
	US$	US$	US$
Cash and cash equivalents	17,590	1,272	18,862
Term deposit	101,503	—	101,503
Accounts receivable, net	46,380	8,095	54,475
Fixed assets, net	2,325	109	2,434
Intangible assets, net	8,543	4,670	13,213
Goodwill	15,858	2,100	17,958

Total assets	229,088	18,630	247,718

Before 2012, the Group principally engaged in consumer mobile security and other services and operated and managed this business as a single segment.